OTHER EQUITY AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
Other Equity And Reserves [Abstract]
Disclosure Of Detailed Information About Other Reserves [Table Text Block]
	2022	2021
	US$’000	US$’000

Treasury shares	-	(11,870)
Share compensation reserve	-	4,777
Hedging reserve	(1,337)	5,457
Translation reserve	(10,700)	(9,783)
Merger reserve	(12,649)	(12,649)
At 31 December 2022	(24,686)	(24,068)

Disclosure Of Treasury Shares Explanatory [Table Text Block]
Treasury shares

	Number of shares	Share capital
		US$’000

Balance at 1 January 2021	56,975	387
Acquisition of shares	825,163	11,876
Reissued to employees under the Fo r feitable Share Plan	(56,975)	(393)
Balance at 31 December 2021	825,163	11,870
Reissued to Offeror under the TMI Offer	(825,163)	(11,870)
Balance at 31 December 2022	-	-

Disclosure Of Detailed Information About Share Option Reserves [Table Text Block]
Share compensation reserve

	2022	2021
	US$’000	US$’000

Balance at 1 January	4,777	3,954
Share-based payments expenses	8,134	3,330
Treasury shares issued to employees under the Forfeitable Share Plan	(12,911)	(2,507)
Balance at 31 December	-	4,777

Disclosure of detailed information about share awards outstanding [Table Text Block]
Details of the share aw
a
rds outstanding during the year are as follows:

Number of share awards:	2018	2020	2021	2022	Total
Outstanding at 1 January 2021	445,333	205,000	-	-	650,333
Issued during the year	-	-	516,000	-	516,000
Forfeited during the year	(1,333)	-	-	-	(1,333)
Awards vested to employees under the Forfeitable Share Plan	(223,332)	(80,500)	-	-	(303,832)
Outstanding at 31 December 2021	220,668	124,500	516,000	-	861,168
Issued during the year	-	-	-	232,646	232,646
Forfeited during the year	-	-	(106,667)	-	(106,667)
Awards vested to employees under the Forfeitable Share Plan	(220,668)	(80,500)	(171,996)	(38,468)	(511,632)
Awards vested to employees under TMI Offer	-	(44,000)	(237,337)	(194,178)	(475,515)
Outstanding at 31 December 2022	-	-	-	-	-

	US$	US$	US$	US$
Fair value at grant date	10.18	2.90	11.85	25.58